Borrowings - Schedule of Hire Purchase Payable (Details) - Hire Purchase Payable [Member]	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Minimum hire purchase payment
Minimum hire purchase payment	RM 440,029	$ 108,355	RM 271,825
Less: Future interest charges	(23,541)	(5,797)	21,825
Present value of hire purchase payment	416,488	102,558	250,000
Repayable as follows:
Non-current liabilities	234,939	57,853	171,382
Current liabilities	181,549	44,705	78,618
Total	416,488	102,558	250,000
Not later than one (1) year [Member]
Minimum hire purchase payment
Minimum hire purchase payment	197,712	48,686	90,612
Later than one (1) year and not later than five (5) years [Member]
Minimum hire purchase payment
Minimum hire purchase payment	RM 242,317	$ 59,669	RM 181,213